INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
INCOME TAXES [Abstract]
Net operating loss carry forwards	$ 14,993,000
Net operating loss carry forwards, expiration date	2032
Ownership threshold	50.00%
Valuation allowance	6,143,000	4,732,000
Increase in valuation allowance	$ 1,411,000
Federal tax rate	(34.00%)	(34.00%)
State tax rate	(3.60%)	(3.60%)